Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 15.2%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	3,182	$ 3,273,532
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,155	1,166,648
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,186	1,196,434
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	899	906,546
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	642,824
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,714,710
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	1,655	1,705,167
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	4,721	4,793,886
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	4,100	4,113,268
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	2,170	2,192,310
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,452	2,455,264
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	4,565	4,632,389
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	160	149,276
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	697,162
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	2,364	2,391,103
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,063,411
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	1,517	1,502,012
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	3,276	3,156,445
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	810,783
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	462,502
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	4,781	4,777,058
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	1,023	1,020,225
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	611	608,993
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,481	3,430,006
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	979	982,003
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,211	1,220,073
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,494	2,505,363
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,249,161
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,067	1,082,509
Security	Principal Amount* (000's omitted)	Value
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	2,682	$ 2,736,674
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	524	528,005
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,155	1,162,368
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	606	612,310
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	108	89,358
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	414	411,733
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,658	3,665,961
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.802%, (30-day SOFR Average + 1.50%), 8/25/54(1)(2)	2,745	2,752,246
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,518	1,521,655
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	2,280	2,298,976
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,042	2,044,241
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	3,890	3,904,270
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	5,800	5,816,515
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	322	322,295
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	813	814,683
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,378,844
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,467	1,500,511
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	521	485,365
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	320,452
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,142	839,832
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	315	303,666
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,155	1,083,966
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,548	3,517,115
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,016	4,698,390
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,734,648
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	88	85,395
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	81	81,687
Series 2024-RVM1, Class A, 5.01%, 1/22/46(1)	4,793	4,843,126
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	4,121	4,106,857
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	2,367	2,368,187

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	748	$ 729,779
Series 2021-C, Class A, 2.18%, 10/8/31(1)	664	649,257
Series 2025-A, Class A, 5.01%, 2/8/33(1)	5,595	5,593,315
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	1,957	1,962,786
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	2	2,391
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,737	1,750,836
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,894	1,894,697
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,335,047
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,630	1,652,253
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	591	563,602
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,699	3,758,491
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,018	1,023,188
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	1,428	1,431,809
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,548	3,522,336
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	1,460	1,471,277
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	322	280,221
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,469	2,547,485
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	484	487,873
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,900	1,920,365
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,416,339
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	2,389	2,380,712
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	971	890,833
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,266	1,054,562
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	220	192,259
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	345	301,460
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	295	231,254
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	591	400,879
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,801	1,666,400
Series 2023-B, Class B, 5.60%, 8/22/50(1)	1,822	1,364,401
Security	Principal Amount* (000's omitted)		Value
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,121	$ 1,418,057
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		139	123,212
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		562	533,342
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46(1)		1,500	1,500,724
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)		1,048	1,051,723
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)		410	411,171
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)		644	646,515
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,327	3,943,504
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		140	134,969
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.783%, 6/15/49(1)		624	615,805
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)		1,622	1,630,471
Series 2024-1A, Class C, 5.65%, 2/15/29(1)		925	934,950
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 9/19/39(1)		1,750	1,759,419
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		2,032	2,034,279
Total Asset-Backed Securities (identified cost $176,844,457)			$177,144,642

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$417	$ 405,307
Champs Trust, Series 2024-2, Class A, 9.259%, 11/25/59(1)(4)	1,408	1,469,959
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	386	389,756
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	1,132	1,152,593
FARM Mortgage Trust:
Series 2024-1, Class A1, 4.702%, 10/1/53(1)(4)	2,504	2,470,192
Series 2024-2, Class A, 5.195%, 8/1/54(1)(4)	2,296	2,276,113
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	124	125,469
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	4,893	4,896,454
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	5,357	5,347,831

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	$5,540	$ 5,547,153
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	70	69,993
Series 2024-HQA1, Class A1, 5.555%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	2,380	2,394,514
Federal National Mortgage Association, Series 2024-33, Class KF, 5.255%, (30-day SOFR Average + 0.95%), 1/25/54(2)	1,739	1,744,834
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 7.256%, (30-day SOFR Average + 2.95%), 6/25/42(1)(2)	960	987,711
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	480,322
Series 2023-84, Class MW, 6.00%, 6/20/53	492	507,057
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	5,511	5,501,764
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	5,531	5,533,536
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	1,064	1,076,951
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,725	1,750,762
Total Collateralized Mortgage Obligations (identified cost $43,897,948)		$44,128,271

Commercial Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$2,875	$ 2,699,154
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.804%, (1 mo. SOFR + 1.493%), 11/15/41(1)(2)	1,515	1,519,061
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.202%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	2,921	2,933,112
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,730	3,735,832
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	1,315	1,310,255
BX Trust, Series 2025-GW, Class B, (1 mo. SOFR + 1.85%), 7/15/42(1)(5)	3,470	3,483,373
CENT Trust, Series 2023-CITY, Class A, 6.932%, (1 mo. SOFR + 2.62%), 9/15/38(1)(2)	1,694	1,699,467
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.507%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	4,609	4,612,630
Series 2021-ESH, Class B, 5.807%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	1,999	2,000,550
Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust: (continued)
Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	$2,087	$ 2,089,935
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.764%, 3/25/29(4)	1,808	1,828,894
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(4)	2,622	2,558,690
Series 2018-M4, Class A2, 3.159%, 3/25/28(4)	6,127	5,946,837
Series 2018-M13, Class A2, 3.868%, 9/25/30(4)	662	648,728
Series 2019-M1, Class A2, 3.662%, 9/25/28(4)	7,642	7,509,930
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,589	5,256,360
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,756,722
Series 2023-M1S, Class A2, 4.649%, 4/25/33(4)	3,414	3,392,883
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,344,551
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.003%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	1,745	1,751,881
Series 2024-WOLF, Class A, 5.854%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	5,061	5,075,279
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.705%, (1 mo. SOFR + 1.393%), 3/15/42(1)(2)	2,230	2,234,326
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,340	4,349,385
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.153%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	2,202	2,207,136
Series-2024-RGCY, Class C, 7.152%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	1,717	1,717,168
INTOWN Mortgage Trust:
Series 2025-STAY, Class B, 6.062%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	1,215	1,211,950
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	3,957	3,951,275
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 5.977%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	1,500	1,501,971
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.253%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	2,225	2,228,813
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 5.227%, (1 mo. SOFR + 0.915%), 4/15/38(1)(2)	499	498,706
Series 2021-MHC, Class B, 5.527%, (1 mo. SOFR + 1.215%), 4/15/38(1)(2)	832	832,811
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.953%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	5,790	5,801,489
NYC Trust, Series 2024-3ELV, Class A, 6.303%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	3,454	3,478,108
ORL Trust, Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	4,158	4,162,893

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.703%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	$3,055	$ 3,054,976
TX Trust, Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	3,190	3,175,035
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(4)	2,320	2,330,235
Total Commercial Mortgage-Backed Securities (identified cost $107,583,667)		$ 107,890,401

Corporate Bonds — 29.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.0%†
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$204	$ 191,405
		$ 191,405
Communications — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$7,685	$ 6,153,147
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	1,620	1,691,120
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,091	2,236,314
		$ 10,080,581
Consumer, Cyclical — 2.1%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$2,949	$2,919,956
5.308%, 10/20/31(1)	1,165	1,146,861
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	146	145,289
4.75%, 10/20/28(1)	3,976	3,987,090
Ford Motor Co., 3.25%, 2/12/32	1,178	993,608
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	280	275,058
5.875%, 11/7/29	1,365	1,369,506
7.122%, 11/7/33	630	654,140
7.20%, 6/10/30	944	993,849
7.35%, 11/4/27	487	505,922
7.35%, 3/6/30	3,031	3,200,914
General Motors Financial Co., Inc.:
5.85%, 4/6/30	1,855	1,918,474
5.95%, 4/4/34	1,334	1,353,675
Toyota Motor Credit Corp., 4.65%, 1/5/29	3,977	4,025,382
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	2,052	1,536,435
		$25,026,159
Consumer, Non-cyclical — 1.7%
Biogen, Inc., 6.45%, 5/15/55	$2,881	$2,968,873
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp., 2.50%, 3/1/31	$4,474	$ 3,855,030
Conservation Fund, 3.474%, 12/15/29	190	179,493
Ford Foundation, 2.415%, 6/1/50(6)	270	158,047
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	219,921
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,540	1,667,754
Merck & Co., Inc., 2.45%, 6/24/50	591	346,302
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	7,351	6,944,890
Pfizer, Inc., 2.625%, 4/1/30	460	428,594
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	3,337	3,360,572
		$20,129,476
Energy — 0.2%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$1,894	$1,814,521
		$1,814,521
Financial — 18.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(7)	$1,400	$1,419,268
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(7)	1,187	1,208,220
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	1,660	1,718,374
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(7)	5,344	5,421,659
6.848% to 1/3/29, 1/3/30(7)	1,687	1,781,815
American International Group, Inc.:
4.85%, 5/7/30	1,211	1,230,874
5.45%, 5/7/35	2,095	2,149,446
American National Global Funding:
5.25%, 6/3/30(1)	1,575	1,583,692
5.55%, 1/28/30(1)	735	751,076
American National Group, Inc.:
5.75%, 10/1/29	1,266	1,297,054
6.144%, 6/13/32(1)	879	902,369
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	281,840
Athene Global Funding, 4.86%, 8/27/26(1)	4,356	4,375,662
Athene Holding Ltd., 6.625%, 5/19/55	2,622	2,704,144
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	1,000	966,204
4.175% to 3/24/27, 3/24/28(7)	200	198,894
5.294%, 8/18/27	400	406,825
5.538% to 3/14/29, 3/14/30(7)	1,800	1,856,577
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(7)	10,227	10,519,443
5.933% to 9/15/26, 9/15/27(7)	5,980	6,085,788
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(7)	3,640	3,691,968
Barclays PLC, 5.785% to 2/25/35, 2/25/36(7)	1,916	1,959,293
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
7.625% to 2/11/30, 2/11/35(1)(7)	1,185	1,219,721
8.125% to 1/8/34, 1/8/39(1)(7)	1,895	1,960,035

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(7)	$5,270	$ 5,350,901
7.75% to 8/16/29(1)(7)(8)	244	257,243
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(7)	3,754	3,895,229
Brookfield Asset Management Ltd., 5.795%, 4/24/35	2,259	2,318,935
Brookfield Finance, Inc., 5.968%, 3/4/54	1,950	1,947,889
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(7)	830	868,876
6.84% to 9/13/33, 9/13/34(1)(7)	3,612	3,969,278
Capital One Financial Corp., 4.20%, 10/29/25	1,000	998,652
Charles Schwab Corp.:
2.45%, 3/3/27	1,060	1,030,578
6.136% to 8/24/33, 8/24/34(7)	2,135	2,310,875
CI Financial Corp., 7.50%, 5/30/29(1)	3,300	3,483,490
Citadel LP, 6.375%, 1/23/32(1)	3,826	3,997,325
Citigroup, Inc., 4.00% to 12/10/25(7)(8)	710	706,771
COPT Defense Properties LP:
2.75%, 4/15/31	1,715	1,517,852
2.90%, 12/1/33	1,167	959,739
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(7)	2,661	2,711,558
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	1,980	2,014,839
Enact Holdings, Inc., 6.25%, 5/28/29	3,420	3,550,584
EPR Properties:
3.60%, 11/15/31	895	813,505
3.75%, 8/15/29	1,523	1,450,797
4.95%, 4/15/28	2,575	2,570,991
Essent Group Ltd., 6.25%, 7/1/29	2,460	2,549,187
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(7)	1,075	1,090,738
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,994	2,661,212
6.75%, 3/15/54(1)	3,757	3,853,168
7.95%, 6/15/33(1)	34	38,531
Goldman Sachs Group, Inc., 5.218% to 4/23/30, 4/23/31(7)	3,355	3,440,323
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	7,454	7,458,955
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	95	93,046
3.75%, 9/15/30(1)(6)	600	550,993
Healthpeak OP LLC, 5.375%, 2/15/35	2,800	2,827,353
ING Groep NV, 5.525% to 3/25/35, 3/25/36(7)	2,791	2,842,490
Intact Financial Corp., 5.459%, 9/22/32(1)	2,068	2,118,636
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	403,186
8.248% to 11/21/32, 11/21/33(1)(7)	3,724	4,324,540
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,671	2,795,264
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(7)	1,100	1,084,106
4.493% to 3/24/30, 3/24/31(7)	799	798,164
5.103% to 4/22/30, 4/22/31(7)	3,530	3,618,456
5.581% to 4/22/29, 4/22/30(7)	4,777	4,961,146
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
5.766% to 4/22/34, 4/22/35(7)	$618	$ 649,520
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,689	1,641,169
5.75%, 6/15/35	2,910	2,945,273
Marex Group PLC, 6.404%, 11/4/29	3,480	3,583,556
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	3,992	4,067,081
MGIC Investment Corp., 5.25%, 8/15/28	220	220,008
NLG Global Funding, 5.40%, 1/23/30(1)	3,185	3,280,405
Nuveen LLC, 5.85%, 4/15/34(1)	2,747	2,860,520
PNC Financial Services Group, Inc.:
4.899% to 5/13/30, 5/13/31(7)	4,040	4,092,280
5.575% to 1/29/35, 1/29/36(7)	275	283,544
6.875% to 10/20/33, 10/20/34(7)	6,025	6,737,715
Principal Financial Group, Inc., 4.625%, 9/15/42	308	274,355
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,782	3,508,879
Societe Generale SA:
5.512% to 5/22/30, 5/22/31(1)(7)	3,991	4,071,465
6.10% to 4/13/32, 4/13/33(1)(7)	957	995,450
Stifel Financial Corp., 4.00%, 5/15/30	328	315,453
Swedbank AB:
5.337%, 9/20/27(1)	425	433,741
6.136%, 9/12/26(1)	2,031	2,075,112
Synchrony Bank, 5.40%, 8/22/25	1,900	1,899,676
Synchrony Financial, 4.50%, 7/23/25	1,600	1,598,943
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	320	317,018
5.625%, 2/15/28	611	617,763
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(7)	3,218	3,302,281
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	2,368	2,479,076
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(7)	1,500	1,567,591
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(7)	2,912	2,971,099
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	1,745	1,509,879
9.016% to 11/15/32, 11/15/33(1)(7)	424	524,391
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	447	444,714
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(7)	3,902	4,003,900
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,450,648
		$215,648,147
Government - Multinational — 2.9%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$2,780,330
4.25%, 3/13/34	4,115	4,127,616
European Investment Bank, 3.25%, 11/15/27	13,000	12,863,203
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,174,865

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Government - Multinational (continued)
International Bank for Reconstruction & Development:
3.875%, 2/14/30	$4,250	$ 4,259,379
4.00%, 1/10/31	8,000	8,037,282
		$ 34,242,675
Industrial — 0.6%
Hexcel Corp., 5.875%, 2/26/35	$3,500	$ 3,562,668
Masterbrand, Inc., 7.00%, 7/15/32(1)	2,187	2,236,364
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,634	1,692,582
		$7,491,614
Technology — 1.4%
Apple, Inc., 3.45%, 2/9/45	$936	$727,955
Fiserv, Inc., 5.35%, 3/15/31(6)	1,925	1,996,675
Foundry JV Holdco LLC:
5.90%, 1/25/33(1)	4,877	5,060,424
6.10%, 1/25/36(1)	2,266	2,347,121
Intel Corp., 4.90%, 8/5/52	2,983	2,468,871
Kyndryl Holdings, Inc., 6.35%, 2/20/34(6)	2,835	3,030,155
Playtika Holding Corp., 4.25%, 3/15/29(1)	460	417,876
		$16,049,077
Utilities — 1.3%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,895	$4,922,175
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	312,851
Engie SA, 5.625%, 4/10/34(1)	3,400	3,501,931
MidAmerican Energy Co., 5.35%, 1/15/34	294	304,855
New England Power Co., 5.936%, 11/25/52(1)	502	509,783
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	4,885	4,981,797
Northern States Power Co., 2.60%, 6/1/51	198	119,688
Terraform Global Operating LP, 6.125%, 3/1/26(1)	108	107,734
		$14,760,814
Total Corporate Bonds (identified cost $338,635,851)		$345,434,469

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(9)	75,000	$ 3,799,500
Total Exchange-Traded Funds (identified cost $3,813,500)		$ 3,799,500

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$2,000	$ 2,011,380
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,011,380

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,597,984
		$ 4,597,984
Netherlands — 0.2%
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	$3,400	$ 2,955,321
		$ 2,955,321
Total Sovereign Government Bonds (identified cost $7,454,170)		$ 7,553,305

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,018,261
		$ 1,018,261
Special Tax Revenue — 0.0%†
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 137,380
Social Bonds, 3.034%, 6/1/34	110	95,720
		$ 233,100
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$473,942
		$473,942
Total Taxable Municipal Obligations (identified cost $2,215,318)		$1,725,303

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.0%†

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 130,808
3.485%, 8/1/35	85	75,943
3.585%, 8/1/37	150	131,713
Total U.S. Government Agencies and Instrumentalities (identified cost $407,275)		$ 338,464

U.S. Government Agency Mortgage-Backed Securities — 29.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$200	$ 174,643
5.00%, 2/1/53	1,450	1,429,894
5.50%, with various maturities to 2054	11,149	11,170,276
6.00%, 6/1/53	194	198,225
Federal National Mortgage Association:
2.00%, 4/1/51	133	107,439
3.00%, 7/1/49	117	103,484
4.50%, with various maturities to 2052	3,719	3,575,546
5.00%, with various maturities to 2055	16,769	16,470,065
5.50%, with various maturities to 2053	3,938	3,946,162
7.00%, 6/1/53	178	190,046
Government National Mortgage Association II:
2.50%, with various maturities to 2051	477	402,312
5.50%, 6/20/53	1,620	1,644,713
6.00%, with various maturities to 2053	348	357,980
7.00%, 6/20/53	591	621,690
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(12)	139,483	136,704,199
5.50%, 30-Year, TBA(12)	146,351	146,316,629
6.00%, 30-Year, TBA(12)	22,707	23,076,882
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $341,761,357)		$346,490,185

U.S. Treasury Obligations — 19.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,850	$ 1,406,074
3.875%, 5/15/43	11,690	10,445,019
4.00%, 11/15/52	1,978	1,730,518
4.50%, 2/15/44	5,455	5,272,599
4.50%, 11/15/54	1,866	1,778,728
4.75%, 11/15/43	7,200	7,194,656
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.75%, 2/15/45	$4,854	$ 4,830,327
4.75%, 11/15/53	6,350	6,294,438
U.S. Treasury Notes:
4.00%, 2/28/30	19,270	19,461,745
4.00%, 2/15/34	4,258	4,214,921
4.125%, 2/28/27	2,136	2,147,431
4.125%, 11/30/29	35,968	36,504,710
4.25%, 12/31/26	14,616	14,703,353
4.375%, 5/15/34	449	456,138
4.50%, 11/15/33	8,820	9,062,550
4.625%, 2/15/35	9,144	9,437,100
4.875%, 11/30/25	63,650	63,790,795
5.00%, 10/31/25(6)	33,575	33,646,299
Total U.S. Treasury Obligations (identified cost $232,030,822)		$232,377,401

Short-Term Investments — 19.6%
Affiliated Fund — 16.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(13)	190,639,204	$ 190,639,204
Total Affiliated Fund (identified cost $190,639,204)		$ 190,639,204
Securities Lending Collateral — 3.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(14)	38,315,014	$ 38,315,014
Total Securities Lending Collateral (identified cost $38,315,014)		$ 38,315,014
Total Short-Term Investments (identified cost $228,954,218)		$ 228,954,218
Total Investments — 128.1% (identified cost $1,485,598,583)		$1,497,847,539
Other Assets, Less Liabilities — (28.1)%		$ (328,539,111)
Net Assets — 100.0%		$1,169,308,428

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $388,471,208 or 33.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(6)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $37,364,053 and the total market value of the collateral received by the Fund was $38,473,360, comprised of cash of $38,315,014 and U.S. government and/or agencies securities of $158,346.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated fund.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $2,011,380, which represents 0.2% of the net assets of the Fund as of June 30, 2025.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,856,845	EUR	3,327,000	BNP Paribas	9/25/25	$ —	$(84,178)
						$ —	$(84,178)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	369	Long	9/30/25	$76,760,649	$304,059
U.S. 5-Year Treasury Note	930	Long	9/30/25	101,370,000	1,221,425
U.S. 10-Year Treasury Note	341	Long	9/19/25	38,234,625	706,655
U.S. Long Treasury Bond	399	Long	9/19/25	46,072,031	1,785,618
U.S. Ultra 10-Year Treasury Note	127	Long	9/19/25	14,511,734	282,123
U.S. Ultra-Long Treasury Bond	203	Long	9/19/25	24,182,375	992,959
					$5,292,839
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000
		$2,000,000

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $196,450,084, which represents 16.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 1,270,500	$ —	$ —	$ (6,000)	$ 3,799,500	$ 113,633	75,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	2,027,580	—	—	—	(16,200)	2,011,380	75,000	$2,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	145,437,143	406,251,522	(361,049,461)	—	—	190,639,204	5,089,764	190,639,204
Total				$ —	$(22,200)	$196,450,084	$5,278,397

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Core Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$177,144,642	$ —	$177,144,642
Collateralized Mortgage Obligations	—	44,128,271	—	44,128,271
Commercial Mortgage-Backed Securities	—	107,890,401	—	107,890,401
Corporate Bonds	—	345,434,469	—	345,434,469
Exchange-Traded Funds	3,799,500	—	—	3,799,500
High Social Impact Investments	—	2,011,380	—	2,011,380
Sovereign Government Bonds	—	7,553,305	—	7,553,305
Taxable Municipal Obligations	—	1,725,303	—	1,725,303
U.S. Government Agencies and Instrumentalities	—	338,464	—	338,464
U.S. Government Agency Mortgage-Backed Securities	—	346,490,185	—	346,490,185
U.S. Treasury Obligations	—	232,377,401	—	232,377,401
Short-Term Investments:
Affiliated Fund	190,639,204	—	—	190,639,204
Securities Lending Collateral	38,315,014	—	—	38,315,014
Total Investments	$232,753,718	$1,265,093,821	$ —	$1,497,847,539
Futures Contracts	$5,292,839	$ —	$ —	$5,292,839
Total	$238,046,557	$1,265,093,821	$ —	$1,503,140,378
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(84,178)	$ —	$(84,178)
Total	$ —	$(84,178)	$ —	$(84,178)
Investment Valuation - Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.